Restricted Unit Agreements (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Change in Vested Restricted Units

During 2012, REA exercised its option to repurchase all of the 2,000 Class B restricted units. A summary of the change in vested restricted units is as follows:

Restricted Units
Class A and Class B restricted units
Vested restricted units	4,000
Repurchased Class B restricted units	(2,000)

Vested restricted units as of December 31, 2012	2,000